SEGMENTED INFORMATION (Details) - CAD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Reclamation deposits	$ 21,055	$ 21,055	$ 21,055
Equipment	101,162	531,911	917,607	$ 1,307,483
Mineral properties	3,643,720	13,299,906	26,399,708	$ 25,296,210
Total	3,765,937	13,852,872	27,338,370
Canada
Disclosure of operating segments [line items]
Reclamation deposits	0	0	0
Equipment	14,839	18,376	22,816
Mineral properties	0	0	0
Total	14,839	18,376	22,816
USA
Disclosure of operating segments [line items]
Reclamation deposits	0	0	0
Equipment	22,713	0	0
Mineral properties	3,643,720	490,356	0
Total	3,666,433	490,356	0
Mongolia
Disclosure of operating segments [line items]
Reclamation deposits	21,055	21,055	21,055
Equipment	33,440	48,364	329,912
Mineral properties	0	0	14,418,765
Total	54,495	69,419	14,769,732
Bolivia
Disclosure of operating segments [line items]
Reclamation deposits	0	0	0
Equipment	30,170	465,171	564,879
Mineral properties	0	12,809,550	11,980,943
Total	$ 30,170	$ 13,274,721	$ 12,545,822